Going Concern (Q2) (Details) - USD ($)	3 Months Ended		4 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Aug. 31, 2018	Aug. 31, 2017
Going Concern [Abstract]
Working capital	$ 600,000		$ (7,330,882)		$ 600,000
Non-cash stock compensation	$ 4,006,000	$ 0			4,212,000	$ 0
Proceeds from the issuance of debt			$ 0	$ 35,500	$ 6,200,000	$ 2,013,000	$ 35,500	$ 0